UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California       November 13, 2000


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $7,675,401

List of Other Included Managers:           None

NAME OF ISSUER         TITLE OF CLASS           CUSIP     VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED   NONE
AMERICAN HOME PRODS CORP       COMMON           026609107   603557 10670627 SH       SOLE                        0  5463427  5207200
AMERICAN INTL GROUP INC        COMMON           026874107  1019891 10658560 SH       SOLE                        0  5312165  5346395
ANHEUSER BUSCH COS INC         COMMON           035229103   580308 13714820 SH       SOLE                        0  6525820  7189000
DISNEY WALT CO                 COM DISNEY       254687106   373468  9763881 SH       SOLE                        0  5007961  4755920
ELECTRONIC DATA SYS NEW        COMMON           285661104   387386  9334600 SH       SOLE                        0  4734600  4600000
FEDERAL NATL MTG ASSN          COMMON           313586109   726133 10155713 SH       SOLE                        0  5115109  5040604
GANNETT INC                    COMMON           364730101   512491  9669646 SH       SOLE                        0  4924546  4745100
GENERAL ELEC CO                COMMON           369604103   649502 11258967 SH       SOLE                        0  5712267  5546700
HEINZ H J CO                   COMMON           423074103   258896  6985400 SH       SOLE                        0  3692850  3292550
INTERNATIONAL BUSINESS M       COMMON           459200101   211151  1876900 SH       SOLE                        0   971300   905600
KIMBERLY CLARK CORP            COMMON           494368103   167510  3001300 SH       SOLE                        0  1500100  1501200
PEPSICO INC                    COMMON           713448108   415481  9032200 SH       SOLE                        0  4540200  4492000
PROCTER & GAMBLE CO            COMMON           742718109   340092  5076000 SH       SOLE                        0  2562900  2513100
SARA LEE CORP                  COMMON           803111103   115367  5679600 SH       SOLE                        0  2988100  2691500
WAL MART STORES INC            COMMON           931142103   517814 10759779 SH       SOLE                        0  5413579  5346200
WELLS FARGO & CO NEW           COMMON           949746101   796354 17335600 SH       SOLE                        0  8748100  8587500